Summary of Significant Accounting Policies (Details) - Schedule of diluted weighted average shares - Spartacus Acquisition Corp [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net loss	$ 144,666	$ 137,336
Less cumulative change in redemption value of preferred units	13,831	33,072
Net loss attributable to common stockholders	$ 158,497	$ 170,408
Denominator
Weighted average shares – basic and diluted (in Shares)	23,561	7,346
Basic and diluted loss per share (in Dollars per share)	$ 6.73	$ 23.2